JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

April 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

On behalf of the Funds, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, we hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Funds. If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Appendix A

Arizona Municipal Bond Fund

Core Bond Fund

Core Plus Bond Fund

Equity Income Fund

Equity Index Fund

Government Bond Fund

High Yield Fund

International Equity Index Fund

Intrepid Mid Cap Fund

Investor Balanced Fund

Investor Conservative Growth Fund

Investor Growth Fund

Investor Growth & Income Fund

Large Cap Growth Fund

Large Cap Value Fund

Liquid Assets Money Market Fund

Limited Duration Bond Fund

Market Expansion Enhanced Index Fund

Michigan Municipal Bond Fund

Michigan Municipal Money Market Fund

Mid Cap Growth Fund

Mortgage-Backed Securities Fund

Multi-Cap Market Neutral Fund

Municipal Income Fund

Municipal Money Market Fund

Ohio Municipal Bond Fund

Ohio Municipal Money Market Fund

Short Duration Bond Fund

Short-Intermediate Municipal Bond Fund

Small Cap Growth Fund

Small Cap Value Fund

Tax Free Bond Fund

Treasury & Agency Fund

U.S. Government Money Market Fund

U.S. Treasury Plus Money Market Fund